Contingent Liabilities	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Contingent Liabilities

12. Contingent Liabilities.

Certain of the Company’s subsidiaries are involved in litigation on a number of matters and are subject to certain claims which arise in the normal course of business. The Company has retained certain self-insurance risks with respect to losses for third party liability and property damage. There is a reasonable possibility that the Company’s estimate of vehicle and workers’ compensation liability for the transportation segment or discontinued operations may be understated or overstated but the possible range can not be estimated. The liability at any point in time depends upon the relative ages and amounts of the individual open claims. In the opinion of management none of these matters are expected to have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows.

Preliminary testing completed in the summer of 2012 on the portion of the site that will contain Phase I of the four phase master development known as RiverFront on the Anacostia in Washington, D.C. indicated the presence of contaminated material that will have to be specially handled in the event of excavation in conjunction with construction. There are certain contaminants that we believe are a result of normal operations of our previous tenant over the long-term due to documented releases from an underground storage tank which was located within Phase I along with other activities by the tenant on the property. We are in the process of discussing financial responsibility for these costs with our prior tenant. To date discussions remain unresolved but it is our position that the tenant is responsible by terms of the lease and environmental laws. Notwithstanding this, as a result of the agreements in place with MRP, we have a financial responsibility to MRP up to a proposed cap of $1.871 million to appropriately handle the removal of the known hazardous substances on Phase I of the property. We recorded an expense in the fourth quarter of fiscal 2012 of $1,771,000 for this environmental remediation liability which is the lower end of the range of estimates. The actual expense may be materially higher or lower depending upon the determined responsibility of the prior tenant, our ability to collect from such prior tenant and actual costs incurred. Further testing during the fourth quarter of fiscal 2013 revealed the existence of contamination on the other three phases and we are requesting the prior tenant take financial responsibility for removal of this contamination as well. The Company has no obligation to remediate this contamination on Phases II, III and IV until such time as it commences construction there.